Segment information - Schedule of Allocation of Long-lived Assets Based on Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Goodwill	$ 125,832	$ 150,752	$ 138,637
Long-lived assets	14,190	16,400	$ 15,532
Loans receivable	32,293	36,709
Allowance for credit losses	(15,352)	(13,583)
Total loans receivable, net	16,941	23,126
Argentina
Segment Reporting Information [Line Items]
Goodwill	1,200	1,200
Long-lived assets	4,959	4,923
Brazil
Segment Reporting Information [Line Items]
Goodwill	21,649	27,543
Long-lived assets	2,581	2,759
Mexico
Segment Reporting Information [Line Items]
Goodwill	79,452	97,743
Long-lived assets	762	1,282
Uruguay
Segment Reporting Information [Line Items]
Goodwill	16,839	16,839
Long-lived assets	876	935
United States
Segment Reporting Information [Line Items]
Long-lived assets	1,686	1,410
Other countries
Segment Reporting Information [Line Items]
Goodwill	6,692	7,427
Long-lived assets	$ 3,326	$ 5,091